NET FINANCIAL EXPENSES (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Interest income from bank deposits	€ 2,414	€ 399	€ 610
Other interest income and financial income	2,166	4,741	517
Interest income and other financial income	4,580	5,140	1,127
Total financial income	73,969	60,183	67,005
Capitalized borrowing costs	1,914	1,874	2,591
Other interest and financial expenses	(2,778)	(3,315)	(3,258)
Interest expenses and other financial expenses	(864)	(1,441)	(667)
Interest expenses from banks and other financial institutions	(25,503)	(11,310)	(14,330)
Interest and other finance costs on bonds and notes	(23,679)	(22,947)	(20,116)
Write-downs of financial receivables	(594)	(1,467)	(9,502)
Other financial expenses	(2,008)	(5,991)	(14,580)
Total financial expenses	(52,648)	(43,156)	(59,195)
Net expenses from derivative financial instruments and foreign currency exchange rate differences	(28,693)	(11,880)	(27,652)
Total financial expenses and net expenses from derivative financial instruments and foreign currency exchange rate differences	(81,341)	(55,036)	(86,847)
Net financial expenses	(49,616)	(33,257)	(49,092)
Financial services companies
Disclosure of detailed information about financial instruments [line items]
Total financial income	69,389	55,043	65,878
Total financial expenses and net expenses from derivative financial instruments and foreign currency exchange rate differences	(27,145)	(16,639)	(36,628)
Industrial companies
Disclosure of detailed information about financial instruments [line items]
Total financial income	4,580	5,140	1,127
Total financial expenses and net expenses from derivative financial instruments and foreign currency exchange rate differences	(54,196)	(38,397)	(50,219)
Net financial expenses	€ (49,616)	€ (33,257)	€ (49,092)